Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2026-06-30	12 Months Ended
Jun. 30, 2026
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

We have adopted a clawback policy in compliance with Rule 10D-1 of the Exchange Act, the SEC regulations promulgated thereunder, and Nasdaq listing rules. Under the policy, the Company is required to recover from covered executive officers on a reasonably prompt basis the amount of any erroneously awarded incentive-based compensation resulting from an accounting restatement due to the material noncompliance of the Company with any financial reporting requirement under the securities laws. The policy applies to incentive-based compensation received by covered executive officers on or after October 2, 2023.

Aggregate Erroneous Compensation Not Yet Determined	Under the policy, the Company is required to recover from covered executive officers on a reasonably prompt basis the amount of any erroneously awarded incentive-based compensation resulting from an accounting restatement due to the material noncompliance of the Company with any financial reporting requirement under the securities laws.